Financial assets and liabilities analysis per instrument class and strategy (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	$ 83,240	$ 84,725	$ 104,041
Total non-financial assets	202,247	198,929	199,823
TOTAL ASSETS	285,487	283,654	303,864
Fair value, financial assets	83,240	84,725	104,041
Total financial liabilities	(114,395)	(111,786)	(137,786)
Total non-financial liabilities	(171,092)	(171,868)	(166,078)
TOTAL LIABILITIES	(285,487)	(283,654)	(303,864)
Fair value, financial liabilities	(114,755)	(112,648)	(136,009)
Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(43,533)	(40,478)	(45,264)
Fair value, financial liabilities	(43,905)	(41,329)	(43,471)
Accounts payable
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(39,932)	(41,335)	(41,346)
Fair value, financial liabilities	(39,932)	(41,335)	(41,346)
Impact of offsetting on accounts payable	5,718	5,897	10,156
Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(20,242)	(19,937)	(35,186)
Fair value, financial liabilities	(20,242)	(19,937)	(35,186)
Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(10,024)	(9,590)	(15,502)
Fair value, financial liabilities	(10,012)	(9,601)	(15,518)
Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(664)	(446)	(488)
Fair value, financial liabilities	(664)	(446)	(488)
Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	6,533	4,562	3,733
Fair value, financial assets	6,533	4,562	3,733
Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,665	1,543	1,051
Fair value, financial assets	1,665	1,543	1,051
Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	2,305	2,395	2,731
Fair value, financial assets	2,305	2,395	2,731
Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	3,852	3,983	2,087
Fair value, financial assets	3,852	3,983	2,087
Accounts receivable
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	19,281	23,442	24,378
Fair value, financial assets	19,281	23,442	24,378
Impact of offsetting on accounts receivable	5,718	5,897	10,156
Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	16,846	14,952	28,289
Fair value, financial assets	16,846	14,952	28,289
Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	6,914	6,585	8,746
Fair value, financial assets	6,914	6,585	8,746
Cash and cash equivalents
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	25,844	27,263	33,026
Fair value, financial assets	25,844	27,263	33,026
Amortised cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(103,457)	(101,252)	(114,495)
Amortised cost | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(40,939)	(38,040)	(41,235)
Amortised cost | Accounts payable
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(39,932)	(41,335)	(41,346)
Amortised cost | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(12,562)	(12,287)	(16,412)
Amortised cost | Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(10,024)	(9,590)	(15,502)
Fair value through P&L - liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(8,185)	(7,991)	(18,503)
Fair value through P&L - liabilities | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(281)	(240)	(283)
Fair value through P&L - liabilities | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(7,665)	(7,573)	(17,994)
Fair value through P&L - liabilities | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(239)	(178)	(226)
Other comprehensive income - liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(15)	(77)	(780)
Other comprehensive income - liabilities | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(15)	(77)	(780)
Fair value of bonds hedging instruments
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(2,738)	(2,466)	(4,008)
Fair value of bonds hedging instruments | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(2,313)	(2,198)	(3,746)
Fair value of bonds hedging instruments | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(425)	(268)	(262)
Amortized cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	69,475	73,100	80,257
Amortized cost | Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	6,240	4,260	3,733
Amortized cost | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,278	1,166	1,428
Amortized cost | Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	3,852	3,983	2,087
Amortized cost | Accounts receivable
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	19,281	23,442	24,378
Amortized cost | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	7,774	7,940	8,069
Amortized cost | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	5,206	5,046	7,536
Amortized cost | Cash and cash equivalents
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	25,844	27,263	33,026
Fair value through P&L - assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	12,507	10,127	22,022
Fair value through P&L - assets | Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	293	302
Fair value through P&L - assets | Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,154	1,188	932
Fair value through P&L - assets | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	348	414	490
Fair value through P&L - assets | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	9,033	6,775	19,529
Fair value through P&L - assets | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,679	1,448	1,071
Other comprehensive income
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	683	734	947
Other comprehensive income | Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	511	355	119
Other comprehensive income | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	133	142
Other comprehensive income | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	39	237	691
Other comprehensive income | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			137
Fair value of bonds hedging instruments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	575	764	815
Fair value of bonds hedging instruments | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	546	673	813
Fair value of bonds hedging instruments | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	$ 29	$ 91	$ 2